Borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of borrowings [Abstract]
Disclosure Of Detailed Information About Short Term Borrowing And Debt [Text Block]
The breakdown of short-term (original maturity of less than one year) borrowings and debt, together with contractual interest rates, is as follows:

	December 31, 2017	December 31, 2016
Short-term Borrowings:
At fixed interest rates	429,069	788,075
At floating interest rates	633,154	657,000
Total borrowings	1,062,223	1,445,075
Short-term Debt:
At fixed interest rates	10,500	25,000
At floating interest rates	-	-
Total debt	10,500	25,000
Total short-term borrowings and debt	1,072,723	1,470,075

Average outstanding balance during the year	710,021	1,348,230
Maximum balance at any month-end	1,072,723	1,876,322
Range of fixed interest rates on borrowing and debt in U.S. dollars	1.60% to 1.95%	1.10% to 1.50%
Range of floating interest rates on borrowing in U.S. dollars	1.77% to 2.08%	1.14% to 1.48%
Range of fixed interest rates on borrowing in Mexican pesos	7.92%	6.16%
Range of floating interest rate on borrowing in Mexican pesos	7.68% to 7.89%	5.72%
Weighted average interest rate at end of the year	2.16%	1.30%
Weighted average interest rate during the year	1.66%	1.10%

The balances of short-term borrowings and debt by currency, is as follows:

	December 31, 2017	December 31, 2016
Currency
US dollar	1,044,500	1,470,000
Mexican peso	28,223	75
Total	1,072,723	1,470,075

Disclosure Of Detailed Information About Long Term Borrowing And Debt [Text Block]
The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates gross of prepaid commission of $4,211 and $5,133 as of December 31, 2017 and 2016, respectively, is as follows:

	December 31, 2017	December 31, 2016
Long-term Borrowings:
At fixed interest rates with due dates from October 2017 to February 2022	44,011	61,148
At floating interest rates with due dates from November 2017 to March 2021	379,000	631,326
Total borrowings	423,011	692,474
Long-term Debt:
At fixed interest rates with due dates from March 2018 to March 2024	532,305	921,479
At floating interest rates with due dates from January 2018 to March 2022	187,739	167,918
Total long-term debt	720,044	1,089,397
Total long-term borrowings and debt	1,143,055	1,781,871
Less: Prepaid commission	(4,211)	(5,133)
Total long-term borrowings and debt, net	1,138,844	1,776,738

Net average outstanding balance during the year	1,477,788	1,874,435
Maximum outstanding balance at any month – end	2,010,078	2,054,138
Range of fixed interest rates on borrowing and debt in U.S. dollars	1.35% to 3.25%	2.85% to 3.75%
Range of floating interest rates on borrowing and debt in U.S. dollars	2.61% to 3.01%	1.66% to 2.49%
Range of fixed interest rates on borrowing in Mexican pesos	4.89% to 9.09%	4.75% to 8.90%
Range of floating interest rates on borrowing and debt in Mexican pesos	7.99% to 8.00%	6.19% to 6.54%
Range of fixed interest rate on debt in Japanese yens	0.46% to 0.81%	0.46% to 0.81%
Range of fixed interest rate on debt in Euros	3.75%	3.75%
Range of fixed interest rate on debt in Australian dollar	3.33%	3.33%
Weighted average interest rate at the end of the year	3.60%	2.98%
Weighted average interest rate during the year	3.43%	2.84%

The balances of long-term borrowings and debt by currency, is as follows:

	December 31, 2017	December 31, 2016
Currency
US dollar	753,981	1,392,995
Mexican peso	206,750	219,347
Japanese yen	98,711	95,238
Euro	60,178	52,574
Australian dollar	23,435	21,717
Total	1,143,055	1,781,871

Disclosure Of Detailed Information About Maturities Long Term Borrowing And Debt [Text Block]
The future payments of long-term borrowings and debt outstanding as of December 31, 2017, are as follows:

Payments	Outstanding

2018	139,070
2019	357,434
2020	375,592
2021	200,731
2022	10,050
2024	60,178
1,143,055